Other Long-Term Liabilities (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other Long Term Liabilities [Line Items]
Provision for environmental remediation, net of current portion	77	[1]	82	[1]
Provision for restructuring, net of current portion(Note 4)	27	[2]	35	[2]
Deferred gains on sale leaseback transactions	34		38
Deferred revenue on rights-of-way license agreements, net of current portion	33		34
Stock-based compensation liabilities, net of current portion	26		61
Asset retirement obligations (Note 21)	23		23		22
Deferred retirement compensation (Note 28)	16
Other, net of current portion	70		92
Total other long-term liabilities	306		365

[1]	(1) As at December 31, 2012, the aggregate provision for environmental remediation, including the current portion was $89 million (2011 - $97 million).
[2]	As at December 31, 2012, the aggregate provision for restructuring, including the current portion was $89 million (2011 - $55 million).